Label	Element	Value
Institutional | U.S. Treasury Bills 3.586% due 10/29/26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.50%
Institutional | U.S. Treasury Bills 3.660% due 09/03/26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
Institutional | U.S. Treasury Bills 3.704% due 05/14/26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.70%
Institutional | U.S. Treasury Bills 3.645% due 07/16/26 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.60%
Institutional | New Zealand Government Bonds (New Zealand) 0.250% due 05/15/28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.30%
Institutional | New Zealand Local Government Funding Agency Bonds (New Zealand) 2.250% due 05/15/28 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.20%
Institutional | Australia & New Zealand Banking Group Ltd. (Australia) 4.339% due 07/16/27(1 day USD SOFR + 1.360%) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
Institutional | Inter-American Development Bank (Supranational Organization Obligations) 4.001% due 10/04/27(1 day USD SOFR Index + 0.350%) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.90%
Institutional | DBS Group Holdings Ltd. (Singapore)4.256% due 03/21/28 (1 day USD SOFR + 0.600%) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.70%
Institutional | National Australia Bank Ltd. (Australia)4.278% due 06/11/27 (1 day USD SOFR + 0.620%) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.50%
Institutional | Bonds [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	77.50%
Institutional | U.S. Treasury Obligations [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	11.90%
Institutional | Commercial Paper [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	10.40%
Institutional | Agency Obligations [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.20%